Bank Loans (Details) - Schedule of Long-Term and Short-Term Bank Loans	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Long-Term and Short-Term Bank Loans [Abstract]
Total bank loans	$ 3,669,815	$ 2,723,425	$ 3,796,443
Less: current portion of bank loans	(598,848)	(444,414)	(381,083)
Long-term bank loans	$ 3,070,967	$ 2,279,011	$ 3,415,360